EMPLOYEE BENEFITS (Details 7)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Recognition of plan assets	Fair value	Fair value
Inflation rate	3.90%	5.31%
Nominal salary increase rate	1.00%	1.00%
Nominal benefit increase rate	3.90%	5.31%
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	90% will be married at the time of retirement for the Mauá Prev and ACT Plans, and 95% for the other Plans. The wife being 4 years younger than her husband.	95% will be married at the time of retirement, with the wife being 4 years younger than the husband
Millennium Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	Millennium Plan: 5.36%	Millennium Plan: 6.14%
Rate of return on investments	Millennium Plan: 5.36%	Millennium Plan: 6.14%
General mortality table	Millennium Plan: AT-2012 segregated by gender	Millennium Plan: AT-2012 segregated by gender
Disability table	Millennium Plan: AT-2012 segregated by gender	Millennium Plan: Prudential (Ferr Apos) unaggravated by 10%
Disability mortality table	Millennium Plan: AT 71	Millennium Plan: AT 71
Turnover table	Millennium Plan 5% per year	Millennium Plan 5% per year
Plan [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	Plan 35%: 5.32%	Plan 35%: 6.10%
Rate of return on investments	Plan 35%: 5,32%	Plan 35%: 6.10%
General mortality table	Plans 35% : AT-2000 Male, aggravated by 15%	Plans 35% : AT-2000 Male, aggravated by 15%
Disability table		Plan 35%: Medium Light
Disability mortality table	Plans 35%: MI-2006 - 10% M&F	Plans 35%: MI-2006 - 10% M&F
Supplementation [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	Supplementation: 5.33%	Supplementation: 6.10%
Rate of return on investments	Supplementation : 5.33%	Supplementation : 6.10%
General mortality table	Supplementation: AT-2000 segregated by gender, aggravated by 10%	Supplementation: AT-2000 segregated by gender, aggravated by 10%
Disability table		Supplementation: Not applied
Disability mortality table	Supplementation: Winklevoss - 10%	Supplementation: Winklevoss - 10%
Turnover table		Null for 35% Plans and Supplementation
Maua Prev [Member]
IfrsStatementLineItems [Line Items]
Nominal discount rate	Mauá Prev: 5.34%	Mauá Prev: 6.10%
Rate of return on investments	Mauá Prev: 5.34%	Mauá Prev: 6.10%
General mortality table	Mauá Prev: AT-2012 segregated by gender	Mauá Prev: AT-2000 segregated by gender
Disability table	Mauá Prev and ACT: IAPB57	Mauá Prev: Mercer Disability
Disability mortality table	Mauá Prev E ACT: Álvaro Vindas smoothed by 50%	Mauá Prev: IAPB-57
Turnover table	Maua Prev: MercerService	Maua Prev: up to 10 minimum wages 20%, up to 20 minimum wages 15% and above 20 minimum wages 10%
Other Plans [Member]
IfrsStatementLineItems [Line Items]
Disability table	Other Plans: Not applicable
Turnover table	Other Plans: Not applicable